2. Basis for preparation and disclosure of the consolidated financial statements (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfContractAssetsLiabilitiesLineItems [Line Items]
Contractual assets (liabilities)	R$ (20,798)	R$ (12,305)
2019 [Member]
DisclosureOfContractAssetsLiabilitiesLineItems [Line Items]
Contractual assets (liabilities)	(17,130)
2020 [Member]
DisclosureOfContractAssetsLiabilitiesLineItems [Line Items]
Contractual assets (liabilities)	R$ (3,668)